Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2021
Basis of preparation
Accounting convention	Accounting convention The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 “Related undertakings” to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Foreign currencies

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the consolidated income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified at fair value through other comprehensive income, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.

Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2021 is  €13 million (31 March 2020: €146 million loss; 2019: €2,277 million loss). The net gains and net losses are recorded within operating profit (2021: €1 million charge; 2020: €24 million credit; 2019: €1 million charge), non-operating expense (2021: €4 million credit; 2020: €37 million credit; 2019: €nil), investment income (2021: €23 million charge 2020: €205 million charge; 2019: €190 million charge), income tax expense (2021: €7 million credit; 2020: €2 million charge; 2019: €7 million charge) and loss for the financial year from discontinued operations (2021: €nil, 2020: €nil, 2019: €2,079 million charge). The foreign exchange gains and losses included within other income and expense and non- operating expense arise on the disposal of subsidiaries, interests in joint ventures, associates and investments from the recycling of foreign exchange gains and losses previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted

New accounting pronouncements adopted on 1 April 2020

The Group adopted the following new accounting policies on 1 April 2020 to comply with amendments to IFRS. The accounting pronouncements, none of which had a material impact on the Group’s financial reporting on adoption, are:

–Amendments to IFRS 3 “Definition of a Business”;

–Amendments to IAS 1 and IAS 8 “Definition of Material”; and

–Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”.

New accounting pronouncements to be adopted on or after 1 April 2021

The IASB has issued the following pronouncements for annual periods beginning on or after 1 January 2021.

–Amendments to IFRS 16 “Covid-19-Related Rent Concessions” and “Covid-19-Related Rent Concessions beyond 30 June 2021”;

–Amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”; and

–Amendments to IFRS 9, IAS 39, IFRS 4, IFRS 7 and IFRS 16 “Interest Rate Benchmark Reform – Phase 2”.

These amendments have either been endorsed by the EU before 31 December 2020 or by the UK Endorsement Board thereafter. The Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2021. The changes are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement.

New accounting pronouncements to be adopted on or after 1 April 2022

The following narrow-scope amendments have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2022; they were not endorsed by the EU at 31 December 2020 and have not yet been endorsed by the UK Endorsement Board.

–Annual improvements to IFRS Standards 2018-2020;

–Amendments to IAS 16 “Property, Plant and Equipment: Proceeds before Intended Use”;

–Amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract”; and

–Amendment to IFRS 3 “Reference to the Conceptual Framework”.

The following new standards have also been issued by the IASB and are effective for periods beginning on or after 1 January 2023; they were not endorsed by the EU at 31 December 2020 and have not yet been endorsed by the UK Endorsement Board.

–IFRS 17 “Insurance Contracts” and Amendments to IFRS 17 “Insurance Contracts”;

–Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current” (including deferral of its effective date);

–Amendments to IAS 1 “Disclosure of Accounting Policies” and Amendments to IAS 8 “Definition of Accounting Estimates”; and

–Amendment to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”.

The Group is assessing the impact of these new standards and the Group’s financial reporting and will be presented in accordance with these standards from 1 April 2022 or 1 April 2023 as applicable.

Revenue disaggregation and segmental analysis	Revenue disaggregation and segmental analysis The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.
Impairment losses

Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Investment income and financing costs

Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

Taxation

Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Earnings per share

Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

Intangible assets

Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Property, plant and equipment

Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Investments in associates and joint arrangements

Investments in associates and joint arrangements

The Group holds interests in associates in Kenya and in India, where we have significant influence, as well as in a number of joint arrangements in the UK, Italy, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Other investments	Other investments The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, deposits and government bonds.
Trade and other receivables

Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Derivative financial instruments with a positive market value are reported within this note as are contract assets, which represent an asset for accrued revenue in respect of goods or services delivered to customers for which a trade receivable does not yet exist, and finance lease receivables recognised where the Group acts as a lessor. See note 20 "Leases" for more information on the Group's leasing activities.

Trade and other payables

Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Provisions

Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease and claims for legal and regulatory matters.

Called up share capital	Called up share capital Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.
Cash and cash equivalents

Cash and cash equivalents

The majority of the Group’s cash is held in bank deposits or money market funds which have a maturity of three months or less from acquisition to enable us to meet our short-term liquidity requirements.

Borrowings

Borrowings

The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. Liabilities arising from the Group’s lease arrangements are also reported in borrowings; see note 20 “Leases”. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.

Post employment benefits

Post employment benefits

The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation”.

Share-based payments

Share-based payments

The Group has a number of share plans used to award shares to Executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Business combinations

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Commitments

Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as mobile devices, network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier. The amounts below are the minimum amounts that we are committed to pay.

Contingent liabilities and legal proceedings

Contingent liabilities and legal proceedings

Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

Subsidiaries

Subsidiaries

Accounting policies

A subsidiary is an entity directly or indirectly controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share   of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.